Offerings - Offering: 1	Jun. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.001 per share
Amount Registered | shares	1,872,000
Proposed Maximum Offering Price per Unit	5.47
Maximum Aggregate Offering Price	$ 10,239,840.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,414.12
Offering Note	(1) Fee calculated in accordance with Rule 457(h) of the Securities Act of 1933 (the "Securities Act"). (2) This Registration Statement on Form S-8 (this "Registration Statement") covers 1,872,000 shares of transferable units of beneficial interest, par value $0.001 per share (the "Common Shares") of NexPoint Diversified Real Estate Trust (the "Company") that are reserved for issuance pursuant to the Company's 2026 Long Term Incentive Plan. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall also cover any additional Common Shares of the Company that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction. (3) Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee on the basis of the average of the high and low prices of the Company's Common Shares as reported on the New York Stock Exchange on May 28, 2026.